INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - Commercial license [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,509	$ 2,030
Accumulated amortization	(686)	(407)
Amortized cost	$ 1,823	$ 1,623